Employee Benefits (Details) - Schedule of Employee Benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefits [Abstract]
Short-term employee benefits	$ 144,455	$ 128,580
Benefits to employees for contract termination	9,677	10,735
Share-based employee benefits
Total	$ 154,132	$ 139,315